                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2001
                                         -----------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Gayner Asset Management Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060


Form 13F File Number: 28-6056
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: President
Phone: 804-527-3806

Signature, Place, and Date of Signing:

  Thomas S. Gayner              Richmond, VA                     05/11/01
----------------------     ----------------------------     -------------------
     [Signature]                [City, State]                     [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
                                   ----------------------

Form 13F Information Table Entry Total:         110
                                        -----------------

Form 13F Information Table Value Total:    $439,701
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number             Name
---           --------------------             ----

 1            To Be Assigned                   Markel Corporation
 2            To Be Assigned                   Evanston Insurance Company

                   Markel Gayner Asset Management Corporation
                                    FORM 13F

                                 March 31, 2001

                                                                                                      Voting Authority
                                                                                                 --------------------------
                               Title of             Value   Shares/ Sh/ Put/ Invstmt   Other
        Name of Issuer          class      CUSIP   (x$1000) Prn Amt Prn Call Dscretn  Managers    Sole    Shared    None
------------------------------ --------- --------- -------- ------- --- ---- ------- ---------- -------- -------- --------
A.J. Gallagher                   COM     363576109      554   20000  SH       Other   1,2                   20000
                                                        720   23000  SH       Other   1                     23000
Abbott Laboratories              COM     002824100     1269   26900  SH       Other   1                     26900
Ace Limited                      COM     G0070K103     5985  162800  SH       Other   1                    162800
Albertsons                       COM     013104104      795   25000  SH       Other   1,2                   25000
                                                       4401  138300  SH       Other   1                    138300
Aluminum Company of America      COM     022249106     7078  196880  SH       Other   1,2                  196880
                                                       3775  105002  SH       Other   1                    105002
American Express                 COM     025816109     4213  102000  SH       Other   1,2                  102000
                                                       2354   57000  SH       Other   1                     57000
American Home Products           COM     026609107     1875   31920  SH       Other   1                     31920
Amwest                           COM     032345100       63   84458  SH       Other   1,2                   84458
                                                        117  156115  SH       Other   1                    156115
Anheuser Busch                   COM     035229103    10472  228000  SH       Other   1,2                  228000
                                                      21655  471468  SH       Other   1                    471468
Automatic Data Processing        COM     019411107     1126   20700  SH       Other   1                     20700
Bank of New York                 COM     064057102      246    5000  SH       Other   1,2                    5000
                                                       1261   25600  SH       Other   1                     25600
Berkshire Hathaway Class B       COM     084670207    10282    4725  SH       Other   1,2                    4725
                                                      44858   20615  SH       Other   1                     20615
Berkshire Hathaway, Inc.         COM     10382K102     9490     145  SH       Other   1,2                     145
                                                       4320      66  SH       Other   1                        66
Bristol Myers Squibb             COM     110122108     1206   20300  SH       Other   1                     20300
Brown Forman Class A             COM     115637100      719   11500  SH       Other   1,2                   11500
                                                       8395  134330  SH       Other   1                    134330
Caraustar Industries             COM     140909102      259   32300  SH       Other   1,2                   32300
                                                        667   83000  SH       Other   1                     83000
Carmax                           COM     172737306     3872  513500  SH       Other   1,2                  513500
                                                       3268  433500  SH       Other   1                    433500
Cedar Fair LP                    COM     150185106     1132   51000  SH       Other   1,2                   51000
                                                       8469  381500  SH       Other   1                    381500
Centerpoint Property Trust       COM     151895109    10282  220400  SH       Other   1,2                  220400
                                                      13146  281800  SH       Other   1                    281800
Cincinnati Financial             COM     172062101     2276   60000  SH       Other   1,2                   60000
                                                      11588  305435  SH       Other   1                    305435
Circuit City                     COM     172737108     1325  125000  SH       Other   1,2                  125000
                                                       2504  236200  SH       Other   1                    236200
Claire's Stores                  COM     179584107      442   25000  SH       Other   1,2                   25000
                                                       3156  178300  SH       Other   1                    178300
Clayton Homes                    COM     184190106      301   25000  SH       Other   1,2                   25000
                                                      20044 1663350  SH       Other   1                   1663350
Costco                           COM     22160K105     1374   35000  SH       Other   1,2                   35000
                                                        981   25000  SH       Other   1                     25000
DuPont                           COM     263534109      407   10000  SH       Other   1                     10000
Exxon Corporation                COM     302290101     2486   30686  SH       Other   1                     30686
Gannett Company                  COM     364730101     1320   22100  SH       Other   1                     22100
General Dynamics                 COM     369550108     1914   30500  SH       Other   1                     30500
General Electric                 COM     369604103      402    9600  SH       Other   1                      9600
Glaxo                            COM     37733W105      204    4000  SH       Other   1                      4000
H&R Block                        COM     093671105       50    1000  SH       Other   1,2                    1000
                                                       2523   50400  SH       Other   1                     50400

                                 March 31, 2001

                                                                                                      Voting Authority
                                                                                                 --------------------------
                               Title of             Value   Shares/ Sh/ Put/ Invstmt
        Name of Issuer          class      CUSIP   (x$1000) Prn Amt Prn Call Dscretn  Managers    Sole    Shared    None
------------------------------ --------- --------- -------- ------- --- ---- ------- ---------- -------- -------- --------
HCC Corporation                  COM     404132102    15870  600000  SH       Other   1,2                  600000
                                                       6890  260500  SH       Other   1                    260500
Highlands Insurance Group        COM     431032101      577  174900  SH       Other   1                    174900
Hillenbrand Industries           COM     431573104     2757   57100  SH       Other   1,2                   57100
                                                       8741  181000  SH       Other   1                    181000
Intel                            COM     458140180      818   31072  SH       Other   1                     31072
International Speedway           COM     460335201      841   22700  SH       Other   1,2                   22700
                                                       5263  142000  SH       Other   1                    142000
Interpublic Group                COM     460690100      618   18000  SH       Other   1,2                   18000
                                                       1263   36760  SH       Other   1                     36760
Investors Title Company          COM     461804106      633   42200  SH       Other   1,2                   42200
                                                       2978  198550  SH       Other   1                    198550
J. Alexanders                    COM     928753102      154   73400  SH       Other   1                     73400
Johnson and Johnson              COM     478160104     1199   13702  SH       Other   1                     13702
Kimberly Clark Corp              COM     494368103      339    5000  SH       Other   1,2                    5000
                                                       1730   25505  SH       Other   1                     25505
Marriot International            COM     571903202     2302   55900  SH       Other   1                     55900
Marsh & McLennan                 COM     571748102     1568   16500  SH       Other   1                     16500
Martin Marietta Materials        COM     573284106     1815   42500  SH       Other   1,2                   42500
                                                      19373  453716  SH       Other   1                    453716
Massey Energy                    COM     576206106     6246  261100  SH       Other   1                    261100
Merck                            COM     58155Q103     1085   14300  SH       Other   1                     14300
National Golf Properties         COM     63623G109      495   20000  SH       Other   1,2                   20000
                                                       1580   63800  SH       Other   1                     63800
Navigator Group                  COM     638904102      490   36500  SH       Other   1                     36500
Nike                             COM     654106103     1216   30000  SH       Other   1                     30000
Penn National Gaming             COM     707569109      739   59100  SH       Other   1                     59100
Penn Virginia Corporation        COM     707882106      932   25000  SH       Other   1,2                   25000
                                                       1626   43600  SH       Other   1                     43600
Pepsico                          COM     713448108     1464   33300  SH       Other   1                     33300
Pfizer Inc                       COM     717081103     2232   54500  SH       Other   1                     54500
Pharmacia & Upjohn               COM     71713U102      801   15900  SH       Other   1                     15900
Philip Morris, Inc.              COM     718154107     6325  133300  SH       Other   1                    133300
Plum Creek Lumber MLP            COM     729237107      414   17100  SH       Other   1                     17100
RLI Corporation                  COM     749607107     1891   46312  SH       Other   1,2                   46312
                                                      11447  280283  SH       Other   1                    280283
Regis Corporation                COM     758932107      965   66000  SH       Other   1                     66000
Sealed Air                       COM     81211K100      800   24000  SH       Other   1                     24000
ServiceMaster                    COM     817615107     1741  155000  SH       Other   1,2                  155000
                                                       3653  325343  SH       Other   1                    325343
State Street Corp                COM     857477103      953   10200  SH       Other   1                     10200
Synalloy Corporation             COM     871565107      140   28000  SH       Other   1,2                   28000
                                                       1283  256650  SH       Other   1                    256650
Trenwick Group                   COM     895290104      933   47272  SH       Other   1                     47272
United Dominion Realty Trust     COM     910197102      168   13200  SH       Other   1                     13200
United Mobile Homes              COM     911024107      124   10000  SH       Other   1                     10000
Valley National Bank             COM     919794107      430   15855  SH       Other   1,2                   15855
                                                        883   32600  SH       Other   1                     32600
Vulcan Materials                 COM     929160109      281    6000  SH       Other   1,2                    6000
                                                       2060   44000  SH       Other   1                     44000
Wal-Mart Stores                  COM     931142103     1424   28200  SH       Other   1                     28200
Washington Post Co               COM     939640108     1113    1925  SH       Other   1                      1925
Washington Real Estate Investm   COM     939653101      945   40500  SH       Other   1,2                   40500
                                                       9220  395000  SH       Other   1                    395000
Waste Management                 COM     94106l109     4322  175000  SH       Other   1                    175000
White Mountain                   COM     G9618E107       99     300  SH       Other   1,2                     300
                                                       6570   20000  SH       Other   1                     20000
XL Capital                       COM     G3242A102    27321  359160  SH       Other   1,2                  359160
                                                      17940  235837  SH       Other   1                    235837
REPORT SUMMARY                110 DATA RECORDS     $439,701              2     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                                   --------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2001
                                         -----------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060


Form 13F File Number: To Be Assigned
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:

  Thomas S. Gayner              Richmond, VA                     05/11/01
----------------------     ----------------------------     -------------------
     [Signature]                [City, State]                     [Date]

Report Type (Check only one.):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----

    28-6056                             Markel Gayner Asset Management
                                           Corporation

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2001
                                         -----------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Evanston Insurance Company
Address:  Ten Parkway North
          Deerfield, IL 60015


Form 13F File Number: To Be Assigned
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Anne Waleski
Title: Assistant Treasurer
Phone: 804-747-0136

Signature, Place, and Date of Signing:

  Anne Waleski                  Richmond, VA                     05/11/01
----------------------     ----------------------------     -------------------
     [Signature]                [City, State]                     [Date]

Report Type (Check only one.):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----

    28-6056                             Markel Gayner Asset Management
                                           Corporation